Leases - Schedule of Lease Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases - Schedule of Lease Expenses (Details) [Line Items]
Lease expense (building and vehicle)	$ 165,950	$ 123,422
Building Lease [Member]
Leases - Schedule of Lease Expenses (Details) [Line Items]
Weighted-average remaining lease term — operating leases (years)	2 years 2 months 12 days	1 year 8 months 15 days
Weighted-average discount rate — operating leases (%)	10.00%	11.54%
Vehicles Lease [Member]
Leases - Schedule of Lease Expenses (Details) [Line Items]
Weighted-average remaining lease term — operating leases (years)	1 year 6 months	2 years 6 months
Weighted-average discount rate — operating leases (%)	8.00%	8.00%